SUMMARY OF QUARTERLY EARNINGS (UNAUDITED) (Tables)	12 Months Ended
Jan. 31, 2020
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)
Summary of quarterly results of operations

	2020
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$5,466,873	$14,344,224	$6,560,841	$5,618,936
Expenses	556,585	432,537	410,645	535,355

Net income	$4,910,288	$13,911,687	$6,150,196	$5,083,581

Net income per unit	$0.374	$1.060	$0.469	$0.387

	2019
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$6,684,047	$19,151,952	$13,973,843	$7,483,923
Expenses	368,199	280,497	388,781	697,244

Net income	$6,315,848	$18,871,455	$13,585,062	$6,786,679

Net income per unit	$0.481	$1.438	$1.035	$0.517